Offerings - Offering: 1	Mar. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	12,714,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 12,714,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,946.51
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum amount of that offering is $12,714,000.